Effects of adoption of IFRS 17	12 Months Ended
Dec. 31, 2023
Insurance Contracts [Abstract]
Insurance business

4	Insurance business
The table below represents an analysis of the total insurance revenue and expenses recognised in the period:

Insurance Service result
	Year ended 31 Dec 2023			Year ended 31 Dec 2022[1]
	Life direct participating and Investment DPF contracts[2]	Life other contracts[3]	Total	Life direct participating and Investment DPF contracts[2]	Life other contracts[3]	Total
	£m	£m	£m	£m	£m	£m
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	183	188	371	165	193	358
– Contractual service margin recognised for services provided	77	43	120	78	36	114
– Change in risk adjustment for non-financial risk for risk expired	6	6	12	5	7	12
– Expected incurred claims and other insurance service expenses	100	139	239	82	150	232
Recovery of insurance acquisition cash flows	2	6	8	1	2	3
Total insurance revenue	185	194	379	166	195	361
Insurance service expenses
Incurred claims and other insurance service expenses	(88)	(120)	(208)	(88)	(132)	(220)
Losses and reversal of losses on onerous contracts	(8)	(7)	(15)	(2)	(6)	(8)
Amortisation of insurance acquisition cash flows	(2)	(6)	(8)	(1)	(2)	(3)
Adjustments to liabilities for incurred claims	—	(24)	(24)	1	(10)	(9)
Total insurance service expenses	(98)	(157)	(255)	(90)	(150)	(240)
Total insurance service results	87	37	124	76	45	121
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2 'Life direct participating and investment DPF contracts' are substantially measured under the variable fee approach measurement model.
3 'Life other contracts' are measured under the general measurement model.

Net investment return
	Year ended 31 Dec 2023			Year ended 31 Dec 2022[1]
	Life direct participating and Investment DPF contracts	Life other contracts	Total	Life direct participating and Investment DPF contracts	Life other contracts	Total
	£m	£m	£m	£m	£m	£m
Investment return
Amounts recognised in profit or loss[2]	1,246	17	1,263	(1,086)	(4)	(1,090)
Amounts recognised in OCI[3]	404	—	404	(1,899)	—	(1,899)
Total investment return (memorandum)	1,650	17	1,667	(2,985)	(4)	(2,989)
Net finance (expense)/income
Changes in fair value of underlying items of direct participating contracts	(1,585)	—	(1,585)	2,979	—	2,979
Interest accreted	—	2	2	—	7	7
Effect of changes in interest rates and other financial assumptions	—	1	1	—	19	19
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	—	(4)	(4)	—	(1)	(1)
Total net finance (expenses)/income from insurance contracts	(1,585)	(1)	(1,586)	2,979	25	3,004
Represented by:
Amounts recognised in profit or loss	(1,183)	(1)	(1,184)	1,081	25	1,106
Amounts recognised in OCI	(402)	—	(402)	1,898	—	1,898
Total net investment results	65	16	81	(6)	21	15
Represented by:
Amounts recognised in profit or loss	63	16	79	(5)	21	16
Amounts recognised in OCI	2	—	2	(1)	—	(1)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2 Total Bank ‘Net income/(expense) from assets and liabilities of insurance business, including related derivatives, measured at fair value through profit or loss’ gain of £1,168m (2022: £1,370m loss) includes returns on assets and liabilities supporting insurance policies of £1,082m (2022: £1,300m loss) and on shareholder assets of £86m (2022: £70m loss). Investment returns of £1,263m (2022: £1,090m loss) include gains of £1,082m (2022: £1,300m loss) on underlying assets supporting insurance liabilities reported in ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’, £187m gains (2022: £210m gain) reported in ‘Net interest income’ and £6m loss (2022: nil) reported in ‘Other operating income’.
3 ‘Amounts recognised in OCI’ for the year ended 31 December 2023 included fair value gains of £407m (2022: £1,902m losses) and impairment of £3m (2022: £3m impairment reversal).

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income - Contracts measured under the modified retrospective approach

	2023	2022
	£m	£m
Balance at 1 Jan	(808)	459
Net change in fair value	363	(1,665)
Net amount reclassified to profit or loss	(5)	(1)
Related income tax	(93)	430
Foreign exchange and other	17	(31)
Balance at 31 Dec	(526)	(808)

Movements in carrying amounts of insurance contracts - Analysis by remaining coverage and incurred claims
	Year ended 31 Dec 2023
	Life direct participating and Investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	(49)	—	6	(43)	(43)
Opening liabilities	19,712	5	2	19,719	146	10	129	285	20,004
Net opening balance at 1 Jan 2023	19,712	5	2	19,719	97	10	135	242	19,961
Changes in the statement of profit or loss and other comprehensive income
Insurance revenue
Contracts under the fair value approach	(11)	—	—	(11)	(78)	—	—	(78)	(89)
Contracts under the modified retrospective approach	(119)	—	—	(119)	(17)	—	—	(17)	(136)
Other contracts[2]	(55)	—	—	(55)	(99)	—	—	(99)	(154)
Total insurance revenue	(185)	—	—	(185)	(194)	—	—	(194)	(379)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(1)	89	88	—	(1)	121	120	208
Amortisation of insurance acquisition cash flows	2	—	—	2	6	—	—	6	8
Losses and reversal of losses on onerous contracts	—	8	—	8	—	7	—	7	15
Adjustments to liabilities for incurred claims	—	—	—	—	—	—	24	24	24
Total insurance service expenses	2	7	89	98	6	6	145	157	255
Investment components	(1,879)	—	1,879	—	(3)	—	3	—	—
Insurance service result	(2,062)	7	1,968	(87)	(191)	6	148	(37)	(124)
Net finance (income)/expense from insurance contracts[3]	1,585	—	—	1,585	—	—	1	1	1,586
Effect of movements in exchange rates	(371)	—	—	(371)	(1)	—	—	(1)	(372)
Total changes in the statement of profit or loss and other comprehensive income	(848)	7	1,968	1,127	(192)	6	149	(37)	1,090
Cash flows
Premiums received	1,471	—	—	1,471	218	—	—	218	1,689
Claims and other insurance service expenses paid, including investment components	(51)	—	(1,968)	(2,019)	—	—	(116)	(116)	(2,135)
Insurance acquisition cash flows	(15)	—		(15)	(28)	—		(28)	(43)
Total cash flows	1,405	—	(1,968)	(563)	190	—	(116)	74	(489)
Other movements	5	1	—	6	3	—	(17)	(14)	(8)
Net closing balance at 31 Dec 2023	20,274	13	2	20,289	98	16	151	265	20,554
Closing assets	—	—	—	—	(54)	4	9	(41)	(41)
Closing liabilities	20,274	13	2	20,289	152	12	142	306	20,595
Net closing balance at 31 Dec 2023	20,274	13	2	20,289	98	16	151	265	20,554

Movements in carrying amounts of insurance contracts - Analysis by remaining coverage and incurred claims (continued)
	Year ended 31 Dec 2022[1]
	Life direct participating and Investment DPF contracts				Life other contracts
	Liabilities for:				Liabilities for:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	(53)	1	5	(47)	(47)
Opening liabilities	21,916	4	2	21,922	170	4	105	279	22,201
Net opening balance at 1 Jan 2022	21,916	4	2	21,922	117	5	110	232	22,154
Changes in the statement of profit or loss and other comprehensive income
Insurance revenue
Contracts under the fair value approach	(10)	—	—	(10)	(83)	—	—	(83)	(93)
Contracts under the modified retrospective approach	(120)	—	—	(120)	(20)	—	—	(20)	(140)
Other contracts[2]	(36)	—	—	(36)	(92)	—	—	(92)	(128)
Total insurance revenue	(166)	—	—	(166)	(195)	—	—	(195)	(361)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(1)	89	88	—	—	132	132	220
Amortisation of insurance acquisition cash flows	1	—	—	1	2	—	—	2	3
Losses and reversal of losses on onerous contracts	—	2	—	2	—	6	—	6	8
Adjustments to liabilities for incurred claims	—	—	(1)	(1)	—	—	10	10	9
Total insurance service expenses	1	1	88	90	2	6	142	150	240
Investment components	(1,687)	—	1,687	—	(3)	—	3	—	—
Insurance service result	(1,852)	1	1,775	(76)	(196)	6	145	(45)	(121)
Net finance income from insurance contracts[3]	(2,979)	—	—	(2,979)	(19)	—	(6)	(25)	(3,004)
Effect of movements in exchange rates	946	—	—	946	—	—	3	3	949
Total changes in the statement of profit or loss and other comprehensive income	(3,885)	1	1,775	(2,109)	(215)	6	142	(67)	(2,176)
Cash flows
Premiums received	1,721	—	—	1,721	215	—	—	215	1,936
Claims and other insurance service expenses paid, including investment components	(41)	—	(1,775)	(1,816)	—	—	(124)	(124)	(1,940)
Insurance acquisition cash flows	(14)	—	—	(14)	(26)	—	—	(26)	(40)
Total cash flows	1,666	—	(1,775)	(109)	189	—	(124)	65	(44)
Other movements	15	—	—	15	6	(1)	7	12	27
Net closing balance at 31 Dec 2022	19,712	5	2	19,719	97	10	135	242	19,961
Closing assets	—	—	—	—	(49)	—	6	(43)	(43)
Closing liabilities	19,712	5	2	19,719	146	10	129	285	20,004
Net closing balance at 31 Dec 2022	19,712	5	2	19,719	97	10	135	242	19,961
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2 'Other contracts' are those contracts measured by applying IFRS 17 from inception of the contracts. This includes contracts measured under the full retrospective approach at Transition and contracts incepted after Transition.
3 ‘Net finance (income)/expense from insurance contracts’ expense of £1,586m (2022: £3,004m income) comprises expense of £1,184m (2022: £1,106m income) recognised in the statement of profit or loss and expense of £402m (2022: £1,898m income) recognised in the statement of other comprehensive income.

Movements in carrying amounts of insurance contracts - Analysis by measurement component
	Year ended 31 Dec 2023
	Life direct participating and investment discretionary participating contracts					Life other contracts
		Contractual service margin					Contractual service margin
	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	—	(76)	6	—	27	(43)
Opening liabilities	18,771	29	657	262	19,719	134	114	15	22	285
Net opening balance at 1 Jan 2023	18,771	29	657	262	19,719	58	120	15	49	242
Changes in the statement of profit or loss and other comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(3)	(57)	(17)	(77)	—	(19)	(5)	(19)	(43)
Change in risk adjustment for non-financial risk expired	(6)	—	—	—	(6)	(6)	—	—	—	(6)
Experience adjustments	(12)	—	—	—	(12)	(19)	—	—	—	(19)
Changes that relate to future services
Contracts initially recognised in the year	(48)	—	—	48	—	(24)	—	—	25	1
Changes in estimates that adjust contractual service margin	133	(16)	(26)	(91)	—	(1)	9	5	(13)	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	8	—	—	—	8	6	—	—	—	6
Changes that relate to past services
Adjustments to liabilities for incurred claims	—	—	—	—	—	24	—	—	—	24
Insurance service result	75	(19)	(83)	(60)	(87)	(20)	(10)	—	(7)	(37)
Net finance (income)/expense from insurance contracts[3]	1,585	—	—	—	1,585	(1)	1	—	1	1
Effect of movements in exchange rates	(352)	—	(14)	(5)	(371)	—	(1)	—	—	(1)
Total changes in the statement of profit or loss and other comprehensive income	1,308	(19)	(97)	(65)	1,127	(21)	(10)	—	(6)	(37)
Cash flows
Premiums received	1,471	—	—	—	1,471	218	—	—	—	218
Claims, other insurance service expenses paid (including investment components) and other cash flows	(2,019)	—	—	—	(2,019)	(116)	—	—	—	(116)
Insurance acquisition cash flows	(15)	—	—	—	(15)	(28)	—	—	—	(28)
Total cash flows	(563)	—	—	—	(563)	74	—	—	—	74
Other movements	1	—	1	4	6	(21)	—	—	7	(14)
Net closing balance at 31 Dec 2023	19,517	10	561	201	20,289	90	110	15	50	265
Closing assets	—	—	—	—	—	(63)	4	—	18	(41)
Closing liabilities	19,517	10	561	201	20,289	153	106	15	32	306
Net closing balance at 31 Dec 2023	19,517	10	561	201	20,289	90	110	15	50	265

Movements in carrying amounts of insurance contracts - Analysis by measurement component (continued)
	Year ended 31 Dec 2022
	Life direct participating and investment discretionary participating contracts					Life other contracts
		Contractual service margin					Contractual service margin
	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	—	(79)	17	—	15	(47)
Opening liabilities	21,172	34	520	196	21,922	139	94	19	27	279
Net opening balance at 1 Jan 2022	21,172	34	520	196	21,922	60	111	19	42	232
Changes in the statement of profit or loss and other comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(3)	(57)	(18)	(78)	—	(21)	(5)	(10)	(36)
Change in risk adjustment for non-financial risk expired	(5)	—	—	—	(5)	(7)	—	—	—	(7)
Experience adjustments	6	—	—	—	6	(20)	—	—	—	(20)
Changes that relate to future services
Contracts initially recognised in the year	(54)	—	—	54	—	(23)	—	—	25	2
Changes in estimates that adjust contractual service margin	(178)	1	161	16	—	(8)	11	—	(3)	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	2	—	—	—	2	6	—	—	—	6
Changes that relate to past services
Adjustments to liabilities for incurred claims	(1)	—	—	—	(1)	10	—	—	—	10
Insurance service result	(230)	(2)	104	52	(76)	(42)	(10)	(5)	12	(45)
Net finance income from insurance contracts[3]	(2,979)	—	—	—	(2,979)	(26)	1	—	—	(25)
Effect of movements in exchange rates	901	1	33	11	946	(2)	3	1	1	3
Total changes in the statement of profit or loss and other comprehensive income	(2,308)	(1)	137	63	(2,109)	(70)	(6)	(4)	13	(67)
Cash flows
Premiums received	1,721	—	—	—	1,721	215	—	—	—	215
Claims, other insurance service expenses paid (including investment components) and other cash flows	(1,816)	—	—	—	(1,816)	(124)	—	—	—	(124)
Insurance acquisition cash flows	(14)	—	—	—	(14)	(26)	—	—	—	(26)
Total cash flows	(109)	—	—	—	(109)	65	—	—	—	65
Other movements	16	(4)	—	3	15	3	15	—	(6)	12
Net closing balance at 31 Dec 2022	18,771	29	657	262	19,719	58	120	15	49	242
Closing assets	—	—	—	—	—	(76)	6	—	27	(43)
Closing liabilities	18,771	29	657	262	19,719	134	114	15	22	285
Net closing balance at 31 Dec 2022	18,771	29	657	262	19,719	58	120	15	49	242
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2 'Other contracts' are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at Transition and contracts incepted after Transition.
3 ‘Net finance (income)/expense from insurance contracts’ expense of £1,586m (2022: £3,004m income) comprises expense of £1,184m (2022: £1,106m income) recognised in the statement of profit or loss and expense of £402m (2022: £1,898m income) recognised in the statement of other comprehensive income.

Effect of contracts initially recognised in the year
	Year ended 31 Dec 2023			Year ended 31 Dec 2022[1]
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	£m	£m	£m	£m	£m	£m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	1,169	15	1,184	1,377	12	1,389
– Insurance acquisition cash flows	10	—	10	—	—	—
– Claims and other insurance service expenses payable	1,159	15	1,174	1,377	12	1,389
Estimates of present value of cash inflows	(1,222)	(15)	(1,237)	(1,437)	(12)	(1,449)
Risk adjustment for non-financial risk	5	—	5	4	—	4
Contractual service margin	48	—	48	56	—	56
Losses recognised on initial recognition	—	—	—	—	—	—
Life other contracts
Estimates of present value of cash outflows	129	9	138	150	22	172
– Insurance acquisition cash flows	1	—	1	—	—	—
– Claims and other insurance service expenses payable	128	9	137	150	22	172
Estimates of present value of cash inflows	(161)	(8)	(169)	(183)	(20)	(203)
Risk adjustment for non-financial risk	7	—	7	7	1	8
Contractual service margin	25	—	25	25	—	25
Losses recognised on initial recognition	—	(1)	(1)	—	(2)	(2)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Present value of expected future cash flows of insurance contract liabilities and contractual service margin
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	10-20 years	Over 20 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Insurance liability future cash flows
Life direct participating and investment DPF contracts	614	660	648	612	555	1,809	(15)	14,536	19,419
Life other contracts	33	—	(4)	(5)	(4)	13	28	59	120
Insurance liability future cash flows at 31 Dec 2023	647	660	644	607	551	1,822	13	14,595	19,539
Remaining contractual service margin
Life direct participating and investment DPF contracts	66	62	59	55	51	204	208	67	772
Life other contracts	28	24	19	16	14	42	29	3	175
Remaining contractual service margin at 31 Dec 2023	94	86	78	71	65	246	237	70	947
Insurance liability future cash flows
Life direct participating and investment DPF contracts	196	327	343	336	316	1,004	7	16,148	18,677
Life other contracts	46	(7)	(8)	(8)	(7)	(9)	33	59	99
Insurance liability future cash flows at 31 Dec 2022[1]	242	320	335	328	309	995	40	16,207	18,776
Remaining contractual service margin
Life direct participating and investment DPF contracts	78	74	70	66	61	248	261	90	948
Life other contracts	28	23	19	16	14	44	31	8	183
Remaining contractual service margin at 31 Dec 2022[1]	106	97	89	82	75	292	292	98	1,131
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
Discount rates
The discount rates applied to expected future cash flows are determined through a bottom-up approach as set out in Note 1.2(j) ‘Summary of material accounting policies – Insurance contracts’ on page 131. The blended average of discount rates used within our most material manufacturing entities are as follows:

	HSBC Life (UK) Ltd	HSBC Assurances Vie (France)
	£	€
At 31 Dec 2023
10 year discount rate (%)	3.28	2.96
20 year discount rate (%)	3.43	2.97
At 31 Dec 2022
10 year discount rate (%)	3.71	3.66
20 year discount rate (%)	3.54	3.33

36	Effects of adoption of IFRS 17
On 1 January 2023 the group adopted IFRS 17 ‘Insurance Contracts’ and as required by the standard applied the requirements retrospectively with comparatives restated from the transition date, 1 January 2022. The tables below provide the transition restatement impact on the group’s consolidated balance sheet as at 1 January 2022, as well as the group consolidated income statement and the group consolidated statement of comprehensive income for the year ended 31 December 2022.
Further information about the effect of adoption of IFRS 17 is provided in Note 1: 'Basis of preparation of material accounting policies' on page 122.

IFRS 17 transition impact on the consolidated balance sheet at 1 January 2022
	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Recognition of IFRS 17 fulfilment cash flows	Recognition of IFRS 17 contractual service margin	Tax effect	Under IFRS 17	Total movements
	£m	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,649	—	—	—	—	18,649	—
Loans and advances to banks	10,784	—	—	—	—	10,784	—
Loans and advances to customers	91,177	—	—	—	—	91,177	—
Financial investments	41,300	—	—	—	—	41,300	—
Goodwill and intangible assets	894	(811)	—	—	—	83	(811)
Deferred tax assets	599	—	—	—	199	798	199
All other assets	433,208	(114)	142	—	—	433,236	28
Total assets	596,611	(925)	142	—	199	596,027	(584)
Liabilities and equity
Liabilities
Insurance contract liabilities	22,264	(22,264)	21,311	890	—	22,201	(63)
Deferred tax liabilities	15	—	—	—	(10)	5	(10)
All other liabilities	550,617	4	68	(13)	—	550,676	59
Total liabilities	572,896	(22,260)	21,379	877	(10)	572,882	(14)
Total shareholders’ equity	23,584	21,335	(21,237)	(877)	209	23,014	(570)
Non-controlling interests	131	—	—	—	—	131	—
Total equity	23,715	21,335	(21,237)	(877)	209	23,145	(570)
Total liabilities and equity	596,611	(925)	142	—	199	596,027	(584)
Transition drivers
Removal of PVIF and IFRS 4 balances
The PVIF intangible asset of £811m previously reported under IFRS 4 within ‘Goodwill and intangible assets’ arose from the upfront recognition of future profits associated with in-force insurance contracts. PVIF is no longer reported following the transition to IFRS 17, as future profits are deferred within the CSM. Other IFRS 4 insurance contract assets (shown above within ‘All other assets’) and insurance contract liabilities are removed on transition, to be replaced with IFRS 17 balances.
Recognition of the IFRS 17 fulfilment cash flows
The measurement of the insurance contracts liabilities under IFRS 17 is based on groups of insurance contracts and includes a liability for fulfilling the insurance contract, such as premiums, expenses, insurance benefits and claims including policyholder returns and the cost of guarantees. These are recorded within the fulfilment cash flow component of the insurance contract liability, together with the risk adjustment for non-financial risk.
Recognition of the IFRS 17 contractual service margin
The CSM is a component of the insurance contract liability and represents the future unearned profit associated with insurance contracts that will be released to the profit and loss over the expected coverage period.
Tax effect
The removal of deferred tax liabilities primarily results from the removal of the associated PVIF intangible, and new deferred tax assets are reported, where appropriate, on temporary differences between the new IFRS 17 accounting balances and their associated tax bases.

IFRS 17 transition impact on the reported consolidated income statement for the year ended 31 December 2022
	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Insurance finance income/expense	Contractual service margin	Onerous contracts	Experience variance and other	Attributable expenses	Tax effect	Under IFRS 17
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Net interest income	1,904	—	—	—	—	—	—	—	1,904
Net fee income	1,261	—	—	—	—	—	34	—	1,295
Net income from financial instruments held for trading or managed on a fair value basis	2,875	—	—	—	—	—	—	—	2,875
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(1,370)	—	—	—	—	—	—	—	(1,370)
Losses recognised on assets held for sale	(1,947)	—	—	—	—	—	—	—	(1,947)
Net insurance premium income	1,787	(1,787)	—	—	—	—	—	—	—
Insurance finance income	—	—	1,106	—	—	—	—	—	1,106
Insurance service result	—	—	—	126	(7)	2	—	—	121
– insurance revenue	—	—	—	126	—	235	—	—	361
– insurance service expense	—	—	—	—	(7)	(233)	—	—	(240)
Other operating income[1]	542	(219)	10	—	—	(13)	—	—	320
Total operating income	5,052	(2,006)	1,116	126	(7)	(11)	34	—	4,304
Net insurance claims and benefits paid and movement in liabilities to policyholders	(406)	406	—	—	—	—	—	—	—
Net operating income before change in expected credit losses and other credit impairment charges	4,646	(1,600)	1,116	126	(7)	(11)	34	—	4,304
Change in expected credit losses and other credit impairment charges	(222)	—	—	—	—	—	—	—	(222)
Net operating income	4,424	(1,600)	1,116	126	(7)	(11)	34	—	4,082
Total operating expenses	(5,353)	—	—	—	—	—	102	—	(5,251)
Operating loss	(929)	(1,600)	1,116	126	(7)	(11)	136	—	(1,169)
Share of loss in associates and joint ventures	(30)	—	—	—	—	—	—	—	(30)
Loss before tax	(959)	(1,600)	1,116	126	(7)	(11)	136	—	(1,199)
Tax charge	561	—	—	—	—	—	—	85	646
Loss for the period	(398)	(1,600)	1,116	126	(7)	(11)	136	85	(553)

1 ‘Other operating income’ as shown in the table above is presented inclusive of ‘Changes in fair value of long-term debt and related derivatives’, ‘Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss’, and ‘Net (losses)/gains from financial investments’.
Transition drivers
Removal of PVIF and IFRS 4 balances
As a result of the removal of the PVIF intangible asset and IFRS 4 results, the associated revenue of £219m for year ended 31 December 2022 that was previously reported within ‘Other operating income’ is no longer reported under IFRS 17. This includes the removal of the value of new business and changes to in-force book PVIF from valuation adjustments and experience variances.
On the implementation of IFRS 17 new income statement line items associated with insurance contract accounting were introduced. Consequently, the previously reported IFRS 4 line items ‘Net insurance premium income’, and ‘Net insurance claims and benefits paid and movement in liabilities to policyholders’ were also removed.
Introduction of IFRS 17 income statement
Insurance finance income/(expense)
Insurance finance income/(expense) of £1,106m for the year ended 31 December 2022 represents the change in the carrying amount of insurance contracts arising from the effect of, and changes in, the time value of money and financial risk. For VFA contracts, which represent more than 98% of HSBC’s insurance contracts, the insurance finance income/(expense) includes the changes in the fair value of underlying items (excluding additions and withdrawals). It therefore has an offsetting impact to investment income earned on underlying assets supporting insurance contracts. This includes an offsetting impact to the gains and losses on assets held at fair value through profit or loss, and which is now included in ‘Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’.
Contractual service margin
Revenue is recognised for the release of the CSM associated with the in-force business, which was allocated at a rate of approximately 9% during 2022. The CSM release is largely impacted by the constant measure allocation approach for investment services, but may vary over time primarily due to changes in the total amount of CSM reported on the balance sheet from factors such as new business written, changes to levels of actual returns earned on underlying assets, or changes to assumptions.
Onerous contracts
Losses on onerous contracts are taken to the income statement as incurred.
Experience variance and other
Experience variance and other represents the expected expenses, claims and amortisation of acquisition cash flows which are reported as part of the insurance service revenue. This is offset with the actual expenses and claims incurred in the period and recovery of acquisition cash flows.
Attributable expenses
Directly attributable expenses are the costs associated with originating and fulfilling an identified portfolio of insurance contracts. These costs include distribution fees paid to third parties as part of originating insurance contracts together with appropriate allocations of fixed and variable overheads which are included within the fulfilment cash flows and are no longer shown on the operating expenses line.

IFRS 17 transition impact on the consolidated statement of comprehensive income
	Year ended 31 Dec 2022
	Under IFRS 17	Under IFRS 4
	£m	£m
Opening equity for the year	23,145	23,715
of which
– Retained earnings	24,157	24,735
– Financial assets at FVOCI reserve	1,603	1,081
– Insurance finance reserve	(514)	—
Profit for the period	(553)	(398)
Debt instruments at fair value through other comprehensive income	(1,886)	(454)
Equity instruments designated at fair value through other comprehensive income	—	—
Insurance finance income/ (expense) recognised in other comprehensive income	1,408	—
Other comprehensive expense for the period, net of tax	96	125
Total comprehensive (expense)/income for the year	(935)	(727)
Other movements	1,023	1,028
Closing equity for the year	23,233	24,016
Transition drivers
Insurance finance reserve
The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in OCI. At the transition date an insurance finance reserve of £(514)m was recognised and following transition, gains net of tax of £1,408m were recorded in the year ended 31 December 2022. An offsetting fair value through OCI reserve of £522m recorded on transition represents the accumulated fair value movements on assets supporting these insurance liabilities, with associated losses net of taxes of £1,506m recorded within the fair value through other comprehensive income reserve during the year ended 31 December 2022.
Consolidated balance sheet at transition date and at 31 December 2022.

Consolidated balance sheet
	Under IFRS 17		Under IFRS 4
	31 Dec	1 Jan	31 Dec	31 Dec
	2022	2022	2022	2021
	£m	£m	£m	£m
Assets
Cash and balances at central banks	131,433	108,482	131,433	108,482
Items in the course of collection from other banks	2,285	346	2,285	346
Trading assets	79,878	83,706	79,878	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,881	18,649	15,881	18,649
Derivatives	225,238	141,221	225,238	141,221
Loans and advances to banks	17,109	10,784	17,109	10,784
Loans and advances to customers	72,614	91,177	72,614	91,177
Reverse repurchase agreements – non-trading	53,949	54,448	53,949	54,448
Financial investments	32,604	41,300	32,604	41,300
Assets held for sale	21,214	9	21,214	9
Prepayments, accrued income and other assets	61,444	43,146	61,379	43,118
Current tax assets	595	1,135	595	1,135
Interests in associates and joint ventures	728	743	728	743
Goodwill and intangible assets	91	83	1,167	894
Deferred tax assets	1,583	798	1,279	599
Total assets	716,646	596,027	717,353	596,611

Liabilities and equity
Liabilities
Deposits by banks	20,836	32,188	20,836	32,188
Customer accounts	215,948	205,241	215,948	205,241
Repurchase agreements – non-trading	32,901	27,259	32,901	27,259
Items in the course of transmission to other banks	2,226	489	2,226	489
Trading liabilities	41,265	46,433	41,265	46,433
Financial liabilities designated at fair value	27,282	33,608	27,287	33,608
Derivatives	218,867	139,368	218,867	139,368
Debt securities in issue	7,268	9,428	7,268	9,428
Liabilities of disposal groups held for sale	24,711	—	24,711	—
Accruals, deferred income and other liabilities	67,020	43,515	66,945	43,456
Current tax liabilities	130	97	130	97
Insurance contract liabilities	20,004	22,201	19,987	22,264
Provisions	424	562	424	562
Deferred tax liabilities	3	5	14	15
Subordinated liabilities	14,528	12,488	14,528	12,488
Total liabilities	693,413	572,882	693,337	572,896
Equity
Called up share capital	797	797	797	797
Share premium account	420	—	420	—
Other equity instruments	3,930	3,722	3,930	3,722
Other reserves	(6,413)	(5,662)	(6,368)	(5,670)
Retained earnings	24,368	24,157	25,096	24,735
Total shareholders‘ equity	23,102	23,014	23,875	23,584
Non-controlling interests	131	131	141	131
Total equity	23,233	23,145	24,016	23,715
Total liabilities and equity	716,646	596,027	717,353	596,611